Loans Payable (Details) - USD ($)				6 Months Ended
	Dec. 12, 2022	Jan. 06, 2022	Sep. 23, 2021	Jun. 30, 2023	Jun. 30, 2022
Loans Payable [Abstract]
Interest expense				$ 87,945	$ 103,026
Loan facility amount	$ 200,000	$ 1,500,000	$ 1,000,000
Interest rate percentage	0.00%	6.00%	6.00%